SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund
Opportunistic Income Fund
(the "Funds")

Supplement Dated December 17, 2021
to the Class A Shares Prospectus, dated September 30, 2021,
as amended on November 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Beginning in December 2021, the allocated portion of the Funds' assets currently managed by Ares Management LLC will be managed by Ares Capital Management II LLC. This is the result of an internal reorganization of the sub-adviser, which did not result in a change in control, nor any changes to the sub-advisory fees paid by the Funds. There also are no changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, all references to "Ares Management LLC" are hereby deleted and replaced with "Ares Capital Management II LLC" in the appropriate alphabetical order thereof.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1380 (12/21)

SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund
Opportunistic Income Fund
(the "Funds")

Supplement Dated December 17, 2021
to the Statement of Additional Information, dated September 30, 2021, as amended on
October 22, 2021 and November 2, 2021 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Beginning in December 2021, the allocated portion of the Funds' assets currently managed by Ares Management LLC will be managed by Ares Capital Management II LLC. This is the result of an internal reorganization of the sub-adviser, which did not result in a change in control, nor any changes to the sub-advisory fees paid by the Funds. There also are no changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, all references to "Ares Management LLC" are hereby deleted and replaced with "Ares Capital Management II LLC" in the appropriate alphabetical order thereof.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1381 (12/21)